SCHEDULE OF OUTSTANDING STOCK WARRANTS ACTIVITIES (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Underlying Shares, Warrants outstanding Beginning balance	29,320,478	29,320,478
Weighted Average Exercise Price, Warrants outstanding Beginning balance	$ 0.01	$ 0.01
Weighted Average Term (Years)	7 months 13 days	1 year 6 months 3 days	2 years 6 months 7 days
Underlying Shares, Granted
Underlying Shares, Exercised
Underlying Shares, Forfeited	3,358,498
Underlying Shares, Forfeited	(3,358,498)
Weighted Average Exercise Price, Warrants outstanding Forfeited	$ 0.01
Underlying Shares, Warrants outstanding Ending balance	25,961,980	29,320,478	29,320,478
Weighted Average Exercise Price, Warrants outstanding Ending balance	$ 0.01	$ 0.01	$ 0.01